Leases - Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term – operating leases (in years)			3 years 9 months	4 years 4 months 9 days
Weighted-average discount rate – operating leases			5.90%	6.00%
Operating cash flows - operating leases			$ 15,120	$ 16,480
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 100	$ 1,541	$ 2,500